Inventories	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Inventories
21. Inventories
The break-down of inventories is presented in the table below:

€ thousand	December 31, 2022	December 31, 2021
Raw materials and supplies	10,851	6,665
Work in progress	2,058	1,183
Finished goods	439	551
Total	13,348	8,399
During the year ended December 31, 2022, inventories of €13,378 thousand (2021: €7,964 thousand, 2020: €2,352 thousand) were recognized as a cost during the year.
During the years the Company recognized the following write-downs of inventory:

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Write downs of raw material and supplies	-5,601	-2,039	0
Write downs of work in progress	-1,225	-397	-120
Write downs of finished goods	-657	-65	0
Total	-7,483	-2,501	-120

The write-downs for the year ended December 31, 2022, refer to materials relevant for production of CONDOR Mk1, CONDOR Mk2 and CONDOR MEO. The write-downs for the year ended December 31, 2021, refer to materials relevant for production of CONDOR Mk1 and CON
DOR Mk
2. The corresponding raw materials were written down to their recoverable amount. The write-downs for the year ended December 31, 2020, referred to the inventories for the Hawk Air Terminals.